Annual Total Returns - FidelityContrafund-RetailPRO - FidelityContrafund-RetailPRO - Fidelity Contrafund - Fidelity Contrafund	Mar. 01, 2025
Bar Chart Table:
Annual Return 2015	6.46%
Annual Return 2016	3.36%
Annual Return 2017	32.21%
Annual Return 2018	(2.13%)
Annual Return 2019	29.98%
Annual Return 2020	32.58%
Annual Return 2021	24.36%
Annual Return 2022	(28.26%)
Annual Return 2023	39.33%
Annual Return 2024	35.97%